APPENDIX I

                      UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                       FORM 24F-2
            Annual Notice of Securities Sold
                Pursuant to Rule 24f-2

READ INSTRUCTIONS OF END OF FORM BEFORE PREPARING FORM
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1.  Name and address of issuer:

    The Managers Funds
    40 Richards Ave.
    Norwalk, CT 06854
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2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all
    series and classes of securities of the issuer, check
    the box but do not list series or classes):
                                                 ----

    Managers Value Fund
    Managers Capital Appreciation Fund
    Managers Small Company Fund
    Managers Special Equity Fund
    Managers International Equity Fund
    Managers Emerging Markets Equity Fund
    Managers Intermediate Fund
    Managers Bond Fund
    Managers Global Bond Fund
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3.  Investment Company Act File Number: 811-3752

    Securities Act File Number: 2-84012
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4. (a)  Last day of fiscal year for which this notice is
        filed:

        December 31, 2001
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4. (b)  Check box if this Form is being filed late (i.e.,
        more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        ----

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4. (c)  Check box if this is the last time the issuer will
        be filing this Form.

        ----

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5.  Calculation of registration fee:

(i)	 Aggregate sale price of securities sold during the
        fiscal year in pursuant to section 24(f):

                                            $2,617,803,283
                                    --------------------

	(ii)	 Aggregate price of securities redeemed or
        repurchased during the fiscal year:

                                            $2,185,605,959
            	                        --------------------

  (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                            $             0
                                    	--------------------

  (iv) 	Total available redemption credits 	[add Items 5 (ii)
        and 5 (iii)]:

                                             $2,185,605,959
                                    --------------------

   (v)  Net sales - if Item 5 (i) is greater than Item 5
        (iv)[subtract Item 5 (iv) from Item 5 (i)]:

                                               $432,197,324
                                    --------------------

  (vi)  	Redemption credits available for use in future
        years - if Item 5 (i) is less than 5 (iv)
        	[subtract Item 5 (iv) from Item 5(I)]:

                                            $             0
                                    --------------------

	(vii)	 Multiplier for determining registration fee
        (See Instruction C. 9):

                                            x       .000092
                                       --------------------

(viii)	Registration fee due [multiply Item 5 (v)
        by Item 5 (vii)] (enter "0" if no fee is due):

                                        =     $39,762.15
                                   ----------------------
                                   ----------------------

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6.	Prepaid Shares

   If the response to item 5 (i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0 if there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                                      0
                                                     ---
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7.	Interest due - if this Form is being filed more than 90
days after the end of the issuer's fiscal year (see
Instruction D):

                                           +$            0
                                        -----------------
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8.	Total of the amount of the registration fee due plus any
interest due[line 5 (viii) plus line 7]:

                                           =$            0
                                        -----------------
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9.	Date the registration fee and any interest payment was
sent to the Commission's lockbox depository:

   March 15, 2002


Method of Delivery:

	  X	Wire Transfer
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	       	Mail or other means
	-----
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                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Donald S. Rumery
                                ---------------------------
                                Donald S. Rumery, Treasurer
                                ---------------------------
Date:	March 15, 2002
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*Please print the name and title of the signing officer
below the signature.